Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	ETF SERIES SOLUTIONS
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A